Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Components of Provision for income taxes

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $
Current	2,297	1,340	500
Deferred	(1,516)	330	194

Income tax expense	781	1,670	694

Reconciliations of the tax charge

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $
Net income before income tax expenses	98,137	94,614	82,631
Net (income) loss not subject to taxes	(205,363)	(138,951)	7,563

Net (loss) income subject to taxes	(107,226)	(44,337)	90,194

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(30,548)	(14,115)	25,089
Adjustments to valuation allowance and uncertain tax position	25,361	19,980	(25,704)
Permanent and currency differences	(2,540)	(4,195)	1,309
Change in tax rate	8,508	—	—

Tax expense charge related to the current year	781	1,670	694

Components of Partnership's Deferred Tax Assets (Liabilities)

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Derivative instruments	59,724	32,996
Taxation loss carryforwards	35,554	38,914
Vessels and equipment	2,178	2,182
Capitalized interest	(3,123)	(3,604)

	94,333	70,488
Valuation allowance	(89,236)	(66,841)

Net deferred tax assets	5,097	3,647